OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

17. OTHER PAYABLES AND ACCRUED EXPENSES

As of December 31, 2022 and 2021, other payables and accrued expenses consist of:

	December 31, 2022	December 31, 2021
Advances from unrelated third-parties (i)	$395,359	$647,586
Other taxes payable (ii)	4,216,786	3,665,976
Accrued professional fees	215,889	9,279
Amount due to employees(iii)	41,782	87,889
Others	126,528	359,743
	$4,996,344	$4,770,473

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS